Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2015
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 13: FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair Value of Financial Instruments
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Restricted Cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Due from related parties: The carrying amount of due from related parties, short-term reported in the balance sheet approximates its fair value due to the short-term nature of these accounts receivable.
Due to related parties, short-term: The carrying amount of due to related parties, short-term reported in the balance sheet approximates its fair value due to the short-term nature of these accounts payable and no significant changes in interest rates.
Other long-term debt, net of deferred finance costs: As a result of the adoption of ASU 2015-03, the book value has been adjusted to reflect the net presentation of deferred financing costs. The outstanding balance of the floating rate loans continue to approximate its fair value, excluding the effect of any deferred finance costs.
Ship Mortgage Notes and premiums: The fair value of the 2021 Notes, which has a fixed rate, was determined based on quoted market prices, as indicated in the table below.

Loans receivable from affiliates: The carrying amount of the loans approximates its fair value.
Due to related parties, long-term: The carrying amount of the floating rate payable approximates its fair value.

	December 31, 2015		December 31, 2014
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$54,805	$54,805	$54,493	$54,493
Restricted cash	$6,840	$6,840	$6,669	$6,669
Due from related parties, short-term	$17,837	$17,837	$1,361	$1,361
Due to related parties, short-term	$—	$—	$18,489	$18,489
Ship mortgage notes and premium	$658,048	$589,185	$656,552	$657,860
Other long-term debt, net of deferred finance costs	$539,535	$546,614	$485,450	$492,522
Due to related parties, long term	$—	$—	$9,625	$9,625
Loans receivable from affiliates	$16,474	$16,474	$7,791	$7,791
Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of December 31, 2015.

	Fair Value Measurements at December 31, 2015 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$54,805	$54,805	$—		$—
Restricted cash	$6,840	$6,840	$—		$—
Ship mortgage notes and premium	$589,185	$589,185	$—		$—
Other long-term debt(1)	$546,614	$—	$546,614	(1)	$—
Loans receivable from affiliates (2)	$16,474	$—	$16,474	(2)	$—
Due from related parties(3)	$17,837	$—	$17,837	(3)	$—

	Fair Value Measurements at December 31, 2014 Using
	Total	Level I	Level II		Level III
Cash and cash equivalents	$54,493	$54,493	$—		$—
Restricted cash	$6,669	$6,669	$—		$—
Ship mortgage notes and premium	$657,860	$657,860	$—		$—
Other long-term debt(1)	$492,522	$—	$492,522	(1)	$—
Loans receivable from affiliates (2)	$7,791	$—	$7,791	(2)	$—
Due to related parties, long-term (1)	$9,625	$—	$9,625	(1)	$—
Due from related parties, short-term (3)	$1,361	$—	$1,361	(3)	$—
Due to related parties, short-term	$18,489	$—	$18,489		$—

(1	)The fair value of the Company's other long-term debt and due to related parties, long-term is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company's creditworthiness.
(2	)The fair value of the Company's loans receivable from affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty's creditworthiness.
(3	)The fair value of the Company's due from related parties takes into account the counterparty's creditworthiness.